Related Party Transactions (Details) - Schedule of Due to related parties consists - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Total due to related parties	$ 474,544	$ 1,508,766
Mrs. Duanrong Liu [Member]
Related Party Transaction [Line Items]
Related party relationship	Shareholder, Director and Chief Operating Officer
Total due to related parties	$ 455,454	1,451,842
Mr. Lei Xia [Member]
Related Party Transaction [Line Items]
Related party relationship	Shareholder, Chairman and Chief Executive Officer
Total due to related parties	$ 4,316	21,943
Other shareholders [Member]
Related Party Transaction [Line Items]
Related party relationship	Shareholders of the Company
Total due to related parties	$ 14,774	$ 34,981